Label	Element	Value
Institutional | DFA Intermediate Government Fixed Income Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	49.80%
Institutional | DFA Two-Year Global Fixed Income Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	30.60%
Institutional | U.S. Treasury Inflation-Indexed Notes 0.250% due 01/15/25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
Institutional | U.S. Treasury Inflation-Indexed Notes 0.125% due 04/15/25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
Institutional | U.S. Treasury Inflation-Indexed Notes 0.625% due 01/15/26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Institutional | U.S. Treasury Inflation-Indexed Notes 0.125% due 04/15/27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Institutional | U.S. Treasury Inflation-Indexed Notes 0.125% due 10/15/25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.80%